UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Calypso Capital Management, LP
Address:  135 East 57th Street, 20th Floor, NY, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Shawn R. Singh, Esq.
Title:     General Counsel
Phone:     212-371-4063
Signature, Place and Date of Signing:

      February 11, 2010


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    68469



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D E TRADE FINL CORP  COM STK     COMMON STOCK     269246104     4449  2527887 SH       SOLE                      0        0  2527887
D E TRADE FINL CORP  COM STK     OPTIONS - CALLS  99AJSJ2N7      704   400000 SH  CALL SOLE                      0        0   400000
D FRANKLIN RESOURCES I NC. COM S COMMON STOCK     354613101     7216    68500 SH       SOLE                      0        0    68500
D LOGITECH INTERNATION AL SA  AP COMMON STOCK     H50430232     1104    64518 SH       SOLE                      0        0    64518
D PHILIP MORRIS INTL             COMMON STOCK     718172109    16264   337500 SH       SOLE                      0        0   337500
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC5C751    15323   137500 SH  PUT  SOLE                      0        0   137500
D SIGNET JEWELERS LTD  COM STK   COMMON STOCK     G81276100     1100    41166 SH       SOLE                      0        0    41166
D VALERO ENERGY CORP  COM STK    COMMON STOCK     91913Y100     9254   552500 SH       SOLE                      0        0   552500
D VIRGIN MEDIA INC  COM STK      COMMON STOCK     92769L101    13055   775700 SH       SOLE                      0        0   775700
S REPORT SUMMARY                  9 DATA RECORDS               68469        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED